Income and Other Taxes - Domestic and Foreign (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic income	$ 878	$ 917	$ 433
Foreign income	470	648	382
Income Before Income Taxes and Equity Income	$ 1,348	$ 1,565	$ 815